Quarterly Holdings Report
for

Fidelity® Infrastructure Fund

July 31, 2021

ISF-QTLY-0921
1.9896238.101

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
Cellnex Telecom SA (a)	21,689	$1,413,528
Helios Towers PLC (b)	218,197	496,189
		1,909,717
ENERGY - 14.8%
Oil, Gas & Consumable Fuels - 14.8%
Cheniere Energy Partners LP	6,857	289,845
Cheniere Energy, Inc. (b)	15,294	1,298,919
Enbridge, Inc.	58,144	2,292,018
Enterprise Products Partners LP	22,924	517,395
The Williams Companies, Inc.	59,354	1,486,818
		5,884,995
INDUSTRIALS - 41.6%
Commercial Services & Supplies - 2.3%
GFL Environmental, Inc.	9,284	323,733
Waste Connection, Inc. (United States)	4,550	576,440
		900,173
Construction & Engineering - 4.4%
Ferrovial SA	41,231	1,222,757
VINCI SA	4,920	520,661
		1,743,418
Electrical Equipment - 0.9%
Sunrun, Inc. (b)	7,187	380,695
Road & Rail - 1.4%
Rumo SA (b)	146,367	580,606
Transportation Infrastructure - 32.6%
Aena SME SA (a)(b)	15,288	2,433,770
Aeroports de Paris SA (b)	8,647	1,048,317
Atlantia SpA (b)	90,778	1,647,587
Auckland International Airport Ltd. (b)	264,581	1,334,575
Flughafen Zuerich AG (b)	6,050	972,435
Fraport AG Frankfurt Airport Services Worldwide (b)	13,828	910,392
Getlink SE	84,515	1,353,956
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (b)	5,458	989,099
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)(c)	13,613	665,948
Sydney Airport unit (b)	280,587	1,608,147
		12,964,226

TOTAL INDUSTRIALS		16,569,118

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 9.4%
American Tower Corp.	1,935	547,218
CoreSite Realty Corp.	1,632	225,559
Crown Castle International Corp.	1,924	371,505
Digital Realty Trust, Inc.	3,880	598,141
Equinix, Inc.	706	579,209
Prologis (REIT), Inc.	5,119	655,437
SBA Communications Corp. Class A	1,206	411,234
Warehouses de Pauw	8,213	353,464
		3,741,767
UTILITIES - 25.3%
Electric Utilities - 17.1%
Enel SpA	161,481	1,488,135
Energias de Portugal SA	76,600	397,724
Iberdrola SA	127,412	1,533,415
NextEra Energy, Inc.	29,197	2,274,446
ORSTED A/S (a)	5,567	826,838
SSE PLC	14,167	284,650
		6,805,208
Independent Power and Renewable Electricity Producers - 3.2%
Atlantica Sustainable Infrastructure PLC (c)	4,292	170,650
Clearway Energy, Inc. Class C	5,333	152,950
NextEra Energy Partners LP	6,794	526,739
The AES Corp.	17,690	419,253
		1,269,592
Multi-Utilities - 5.0%
Dominion Energy, Inc.	17,228	1,289,860
RWE AG	19,184	682,938
		1,972,798

TOTAL UTILITIES		10,047,598

TOTAL COMMON STOCKS
(Cost $34,402,332)		38,153,195

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.06% (d)	1,309,351	1,309,613
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	206,854	206,875
TOTAL MONEY MARKET FUNDS
(Cost $1,516,488)		1,516,488
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $35,918,820)		39,669,683
NET OTHER ASSETS (LIABILITIES) - 0.3%		119,177
NET ASSETS - 100%		$39,788,860

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,674,136 or 11.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$855
Fidelity Securities Lending Cash Central Fund	22
Total	$877

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$690,924	$21,859,654	$21,240,994	$29	$--	$1,309,613	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	721,598	514,723	--	--	206,875	0.0%
Total	$690,924	$22,581,252	$21,755,717	$29	$--	$1,516,488

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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